SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Earnings Per Share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

Three Months Ended March 31, 2021
Ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$15,117
Net income allocable to Class A ordinary shares subject to possible redemption	$15,117
Denominator: Weighted Average Class A Ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	$67,342,389
Basic and diluted net income per share	$—
Non-Redeemable Ordinary Shares
Numerator: Earnings allocable to non-redeemable ordinary shares
Net loss	(60,394,659)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(15,117)
Non-redeemable net loss	(60,409,776)
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	$33,282,611
Basic and diluted net loss per share, Non-redeemable ordinary shares	(1.82)

	Three Months Ended March 31,
	2021	2020
Numerator:
Net loss	$(177,564)	$(106,367)
Less: redeemable preferred stock dividends	(9,968)	(10,106)
Net loss attributable to common stockholders – basic and diluted	$(187,532)	$(116,473)
Denominator:
Weighted average common stock outstanding – basic	66,647,192	39,815,023
Weighted average common stock outstanding – diluted	66,647,192	39,815,023
Loss per share – basic	$(2.81)	$(2.93)
Loss per share – diluted	$(2.81)	$(2.93)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from July 10, 2020 (Inception) Through December 31, 2020
Ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$14,405
Net income allocable to Class A ordinary shares subject to possible redemption	$14,405
Denominator: Weighted Average Class A Ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	72,920,468
Basic and diluted net income per share	$0.00
Non-Redeemable Common Stock
Numerator: Earnings allocable to non-redeemable ordinary shares
Net loss	$(55,771,393)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(14,405)
Non-redeemable net loss	$(55,785,798)
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	$22,074,445
Basic and diluted net loss per share, Non-redeemable ordinary shares	$(2.53)

	Year Ended December 31,
	2020	2019	2018
Numerator:
Net loss	$(224,053)	$(239,697)	$(252,399)
Less: preferred stock dividends	(40,536)	(23,923)	—
Less: preferred stock redemptions, net(1)	(52,658)	—	—
Net loss attributable to common stockholders – basic	$(317,247)	$(263,620)	$(252,399)
Denominator:
Weighted average common stock outstanding – basic	42,374,976	37,651,687	35,091,026
Add: Dilutive effects, as shown separately below
Common stock options	—	—	—
Unvested RSUs	—	—	—
Weighted average common stock outstanding – diluted	42,374,976	37,651,687	35,091,026
Loss per share – basic	$(7.49)	$(7.00)	$(7.19)
Loss per share – diluted	$(7.49)	$(7.00)	$(7.19)
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(1)In December 2020, we exercised a call and redeemed certain redeemable preferred stock, as further discussed in Note 10 and Note 14. We considered the premium paid on redemption of $52,658 to be akin to a dividend to the redeemable preferred stockholder. As such, the premium, which represented the amount paid upon redemption over the carrying value of the preferred stock (such carrying value being reduced for preferred stock issuance costs) was deducted from net loss to determine the loss available to common stockholders.